VANECK AGRIBUSINESS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.1%
Australia : 1.3%
Dyno Nobel Ltd. 4,326,074 $ 9,351,506
Treasury Wine Estates Ltd. † 2,293,684 5,876,115
15,227,621
Brazil : 4.0%
Rumo SA 4,073,700 12,676,802
Yara International ASA (NOK) 570,729 33,162,791
45,839,593
Canada : 5.7%
Nutrien Ltd. (USD) † 862,334 65,071,724
Underline
China : 5.0%
China Mengniu Dairy Co.
Ltd. (HKD) 9,888,000 21,848,369
Wilmar International Ltd.
(SGD) 11,739,400 35,147,899
56,996,268
Denmark : 1.1%
Bakkafrost P/F (NOK) 154,453 7,200,943
Schouw & Co. A/S 48,010 4,940,395
12,141,338
Germany : 8.9%
Bayer AG 1,970,245 90,891,446
K+S AG 616,258 11,680,436
102,571,882
Indonesia : 0.5%
Golden Agri-Resources Ltd.
(SGD) 23,340,200 5,545,602
Underline
Israel : 0.7%
ICL Group Ltd. (USD) † 1,652,469 8,559,789
Underline
Japan : 6.1%
Kubota Corp. 2,819,700 45,076,873
NH Foods Ltd. 273,600 12,121,122
Nissui Corp. 911,800 7,754,019
Umios Corp. 509,600 4,734,126
69,686,140
Malaysia : 2.7%
IOI Corp. Bhd 5,760,000 6,029,932
Kuala Lumpur Kepong Bhd 1,464,400 7,815,793
PPB Group Bhd 1,757,500 5,236,727
SD Guthrie Bhd 7,715,400 11,528,320
30,610,772
Netherlands : 0.2%
OCI NV † 473,557 1,880,485
Underline
Norway : 5.2%
Leroy Seafood Group ASA 1,120,332 5,693,732
Mowi ASA 1,582,262 35,772,179
Salmar ASA 303,813 17,621,931
59,087,842
Russia : 0.0%
PhosAgro PJSC *∞ 97,916 0
PhosAgro PJSC (USD)
(GDR) ∞ 1,892 0
PhosAgro PJSC (USD)
(GDR) ∞ 1 0
0
Number
of Shares Value
Singapore : 0.5%
Charoen Pokphand
Indonesia Tbk PT (IDR) 24,866,500 $ 5,999,156
Underline
Switzerland : 0.9%
Bucher Industries AG † 23,378 10,253,780
Underline
Taiwan : 0.4%
Taiwan Fertilizer Co. Ltd. 2,969,000 4,249,687
Underline
Thailand : 1.1%
Charoen Pokphand Foods
PCL (NVDR) 19,172,700 12,264,090
Underline
United Kingdom : 2.6%
CNH Industrial NV (USD) 2,184,598 24,030,578
Genus PLC 191,674 6,055,758
30,086,336
United States : 53.2%
AGCO Corp. 170,906 19,802,878
Archer-Daniels-Midland Co. 885,113 64,338,864
Bunge Global SA 348,404 44,316,989
Cal-Maine Foods, Inc. † 145,534 11,519,016
CF Industries Holdings, Inc. 454,973 59,073,694
Corteva, Inc. 942,271 78,877,505
Darling Ingredients, Inc. * 475,930 29,436,271
Deere & Co. 153,505 86,469,366
Elanco Animal Health, Inc. *
† 696,205 16,660,186
FMC Corp. † 370,225 6,375,274
Mosaic Co. 863,825 22,027,538
Neogen Corp. * † 557,001 5,174,539
Pilgrim's Pride Corp. 171,078 6,459,905
Toro Co. 271,477 25,366,811
Tyson Foods, Inc. 857,614 54,947,329
Zoetis, Inc. 666,093 78,738,854
609,585,019
Total Common Stocks
(Cost: $1,190,313,892) 1,145,657,124
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.8%
Money Market Fund: 1.8%
(Cost: $21,172,641)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(a) 21,172,641 21,172,641
Total Investments: 101.9%
(Cost: $1,211,486,533) 1,166,829,765
Liabilities in excess of other assets: (1.9)% (22,104,620)
NET ASSETS: 100.0% $ 1,144,725,145

VANECK AGRIBUSINESS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
GDR Global Depositary Receipt
HKD Hong Kong Dollar
IDR Indonesian Rupiah
NOK Norwegian Krone
NVDR Non-Voting Depositary Receipt
SGD Singapore Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $90,438,594.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
(a) The rate shown is the 7-day yield as of 03/31/26.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 1,145,657,124
Australia $ — $ 15,227,621 $ — $ 15,227,621
Brazil 12,676,802 33,162,791 — 45,839,593
Canada 65,071,724 — — 65,071,724
China — 56,996,268 — 56,996,268
Denmark — 12,141,338 — 12,141,338
Germany — 102,571,882 — 102,571,882
Indonesia — 5,545,602 — 5,545,602
Israel 8,559,789 — — 8,559,789
Japan — 69,686,140 — 69,686,140
Malaysia 11,528,320 19,082,452 — 30,610,772
Netherlands — 1,880,485 — 1,880,485
Norway 17,621,931 41,465,911 — 59,087,842
Russia — — 0 0
Singapore 5,999,156 — — 5,999,156
Switzerland — 10,253,780 — 10,253,780
Taiwan — 4,249,687 — 4,249,687
Thailand — 12,264,090 — 12,264,090
United Kingdom 24,030,578 6,055,758 — 30,086,336
United States 609,585,019 — — 609,585,019
Money Market Fund 21,172,641 — — 21,172,641
Total Investments $ 776,245,960 $ 390,583,805 $ 0 $ 1,166,829,765